Subsequent Events (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Pacific Pipe
Subsequent Event [Line Items]
Schedule of allocation of transaction price to the fair value of identifiable assets acquired and liabilities assumed
The following represents the preliminary allocation of the transaction price to the fair value of identifiable assets acquired and liabilities assumed in the Pacific Pipe Acquisition. The amounts below are preliminary, as the Company is still in the process of completing the valuation of certain tangible and intangible assets acquired as part of the Pacific Pipe Acquisition.

Pacific Pipe Acquisition
Cash	$1.7
Accounts receivable	8.9
Inventories	16.9
Intangible assets	46.7
Goodwill	43.0
Operating lease right-of-use assets	16.9
Other assets, current and non-current	6.1

Total assets acquired	140.2

Accounts payable	6.0
Deferred tax liability	11.7
Operating lease liabilities	16.9
Other liabilities, current and non-current	0.1

Net assets acquired	$105.5

Schedule of reconciliation of total consideration to net assets acquired
The following reconciles the total consideration to net assets acquired:

Pacific Pipe Acquisition
Total consideration, net of cash	$103.8
Plus: Cash acquired in acquisition	1.7

Total net assets acquired	$105.5

L&M
Subsequent Event [Line Items]
Schedule of allocation of transaction price to the fair value of identifiable assets acquired and liabilities assumed
The following represents the preliminary allocation of the transaction price to the fair value of identifiable assets acquired and liabilities assumed in the L&M Acquisition. The amounts below are preliminary, as the Company is still in the process of completing the valuation of certain tangible and intangible assets acquired as part of the L&M Acquisition.

L&M Acquisition
Accounts receivable	$7.1
Inventories	16.2
Intangible assets	19.0
Goodwill	17.8
Operating lease right-of-use assets	2.4
Other assets, current and non-current	4.3

Total assets acquired	66.8

Accounts payable	2.0
Operating lease liabilities	2.4

Net assets acquired	$62.4

Schedule of reconciliation of total consideration to net assets acquired	The following reconciles the total consideration to net assets acquired:

L&M Acquisition
Total consideration, net of cash	$62.4
Plus: Cash acquired in acquisition	—

Total net assets acquired	$62.4

Subsequent Event [Member] | Pacific Pipe
Subsequent Event [Line Items]
Schedule of allocation of transaction price to the fair value of identifiable assets acquired and liabilities assumed	The following represents the preliminary allocation of the transaction price to the fair value of identifiable assets acquired and liabilities assumed in the Pacific
Pipe Acquisition. The amounts below are preliminary, as the Company is still in the process of completing the valuation of certain tangible and intangible assets acquired as part of the Pacific Pipe Acquisition.

Pacific Pipe Acquisition
Cash	$1.7
Accounts receivable	8.9
Inventories	16.9
Intangible assets	46.7
Goodwill	43.0
Operating lease right-of-use assets	16.9
Other assets, current and non-current	6.1

Total assets acquired	140.2

Accounts payable	6.0
Deferred tax liability	11.7
Operating lease liabilities	16.9
Other liabilities, current and non-current	0.1

Net assets acquired	$105.5

Schedule of reconciliation of total consideration to net assets acquired
The following reconciles the total consideration to net assets acquired:

Pacific Pipe Acquisition
Total consideration, net of cash	$103.8
Plus: Cash acquired in acquisition	1.7

Total net assets acquired	$105.5

Subsequent Event [Member] | L&M
Subsequent Event [Line Items]
Schedule of allocation of transaction price to the fair value of identifiable assets acquired and liabilities assumed	The amounts below are preliminary, as the Company is still in the process of completing the valuation of certain tangible and intangible assets acquired as part of the L&M Acquisition.

L&M Acquisition
Accounts receivable	$7.1
Inventories	16.2
Intangible assets	19.0
Goodwill	17.8
Operating lease right-of-use assets	2.4
Other assets, current and non-current	4.3

Total assets acquired	66.8

Accounts payable	2.0
Operating lease liabilities	2.4

Net assets acquired	$62.4

Schedule of reconciliation of total consideration to net assets acquired	The following reconciles the total consideration to net assets acquired:

L&M Acquisition
Total consideration, net of cash	$62.4
Plus: Cash acquired in acquisition	—

Total net assets acquired	$62.4